OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Amount expected to be recovered	$ 15,100,000	$ 8,200,000
Allowance for credit loss	100,000
Other Current Liabilities
Derivative [Line Items]
Accrued withholding and payroll taxes, current	15,100,000	$ 8,200,000
Other Current Assets
Derivative [Line Items]
Accrued interest	$ 0